UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Karsch Capital Management, LP

Address:  110 East 59th Street
          22nd Floor
          New York, NY 10022

13F File Number:  028-10078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael A. Karsch
Title:    Principal
Phone:    (212) 507-9782


Signature, Place and Date of Signing:


  /s/ Michael A. Karsch            New York, NY             August 14, 2007
-------------------------     ----------------------     ---------------------
       [Signature]                 [City, State]                [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                3

Form 13F Information Table Entry Total:          62

Form 13F Information Table Value Total:  $3,042,808
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
----      --------------------          ----------------------
1.        028-10580                     Karsch Associates, LLC
2.        028-10579                     Karsch Capital II, LP
3.        028-10586                     Karsch Capital, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   KARSCH CAPITAL MANAGEMENT, L.P.
                                                            June 30, 2007
Column 1                      Column 2         Column 3     Col 4          Column 5          Col 6    Col 7          Column 8

                                                            VALUE     SHARS/     SH/  PUT/   INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X1000)    PRN AMT    PRN  CALL   DISCRTN   MNGRS    SOLE    SHARED  NONE
--------------                --------------   -----       -------    -------    ---  ----   -------   -----    ----    ------  ----
ADVANCED AUTO PARTS INC       COM              00751y106    61,230    1,510,743  SH          SOLE      NONE     1,510,743
AMAZON COM INC                COM              023135106    13,956      204,000  SH          SOLE      NONE       204,000
AMERICAN EXPRESS CO           COM              025816109    56,708      926,905  SH          SOLE      NONE       926,905
AMERICAN STD COS INC DEL      COM              029712106   112,695    1,910,734  SH          SOLE      NONE     1,910,734
AMERICAN TOWER CORP           CL A             029912201    23,760      565,726  SH          SOLE      NONE       565,726
ANNTAYLOR STORES CORP         COM              036115103    17,856      504,127  SH          SOLE      NONE       504,127
APPLIED MICRO CIRCUITS CORP   COM              03822W109    16,262    6,504,656  SH          SOLE      NONE     6,504,656
ARBITRON INC                  COM              03875Q108    47,094      913,912  SH          SOLE      NONE       913,912
CISCO SYS INC                 COM              17275R102    63,650    2,285,453  SH          SOLE      NONE     2,285,453
COMCAST CORP NEW              CL A             20030N101    68,353    2,430,777  SH          SOLE      NONE     2,430,777
COSTCO WHSL CORP NEW          COM              22160k105    71,216    1,216,959  SH          SOLE      NONE     1,216,959
CROWN HOLDINGS INC            COM              228368106    81,154    3,250,069  SH          SOLE      NONE     3,250,069
CSK AUTO CORP                 COM              125965103    75,382    4,096,830  SH          SOLE      NONE     4,096,830
DILLARDS INC                  CL A             254067101    62,316    1,734,359  SH          SOLE      NONE     1,734,359
DISCOVERY HOLDING CO          CL A COM         25468y107    95,003    4,132,362  SH          SOLE      NONE     4,132,362
DOMTAR CORP                   COM              257559104    92,462    8,285,098  SH          SOLE      NONE     8,285,098
DOUGLAS EMMETT INC            COM              25960P109    31,387    1,268,680  SH          SOLE      NONE     1,268,680
EBAY INC                      COM              278642103    65,866    2,046,803  SH          SOLE      NONE     2,046,803
FEDEX CORP                    COM              31428x106     3,789       34,140  SH          SOLE      NONE        34,140
FISERV INC                    COM              337738108    84,264    1,483,529  SH          SOLE      NONE     1,483,529
FREEDOM ACQUISITION HOLDINGS  UNIT 12/28/2011  35645F202    38,183    2,679,526  SH          SOLE      NONE     2,679,526
GARTNER INC                   COM              366651107   106,433    4,328,316  SH          SOLE      NONE     4,328,316
GENESIS LEASE LTD             ADR              37183T107    48,860    1,783,209  SH          SOLE      NONE     1,783,209
GRANITE CONSTR INC            COM              387328107     9,521      148,341  SH          SOLE      NONE       148,341
HEINZ H J CO                  COM              423074103    65,886    1,387,946  SH          SOLE      NONE     1,387,946
HERTZ GLOBAL HOLDINGS INC     COM              42805t105    23,774      894,763  SH          SOLE      NONE       894,763
INFINEON TECHNOLOGIES AG      SPONSORED ADR    45662N103     3,495      211,432  SH          SOLE      NONE       211,432
JARDEN CORP                   COM              471109108    37,356      868,538  SH          SOLE      NONE       868,538
KRAFT FOODS INC               CL A             50075n104     2,984       84,640  SH          SOLE      NONE        84,640
LIBERTY MEDIA HLDG CORP       INT COM SER A    53071m104    16,266      728,416  SH          SOLE      NONE       728,416
LOEWS CORP                    CAROLNA GP STK   540424207    45,704      591,489  SH          SOLE      NONE       591,489
MARTIN MARIETTA MATLS INC     COM              573284106    86,702      535,132  SH          SOLE      NONE       535,132
MGM MIRAGE                    COM              552953101    28,507      345,622  SH          SOLE      NONE       345,622
NICE SYS LTD                  SPONSORED ADR    653656108    14,805      426,168  SH          SOLE      NONE       426,168
NUTRI SYS INC NEW             COM              67069D108    11,612      166,239  SH          SOLE      NONE       166,239
NYSE EURONEXT                 COM              629491101    45,833      622,560  SH          SOLE      NONE       622,560
OFFICE DEPOT INC              COM              676220106    29,138      961,655  SH          SOLE      NONE       961,655
RESEARCH IN MOTION LTD        COM              760975102    77,185      385,946  SH          SOLE      NONE       385,946
SBA COMMUNICATIONS CORP       COM              78388J106   137,629    4,097,333  SH          SOLE      NONE     4,097,333
SCIENTIFIC GAMES CORP         CL A             80874P109    27,982      800,627  SH          SOLE      NONE       800,627
SEARS HLDGS CORP              COM              812350106    62,940      371,329  SH          SOLE      NONE       371,329
SHIRE PLC                     SPONSORED ADR    82481R106    24,097      325,062  SH          SOLE      NONE       325,062
SIX FLAGS INC                 COM              83001P109     7,675    1,260,200  SH          SOLE      NONE     1,260,200
STAPLES INC                   COM              855030102    31,502    1,327,507  SH          SOLE      NONE     1,327,507
SYNOVUS FINL CORP             COM              87161C105     9,108      296,681  SH          SOLE      NONE       296,681
TEMPUR PEDIC INTL INC         COM              88023U101     6,247      241,200  SH          SOLE      NONE       241,200
TEXTRON INC                   COM              883203101    81,876      743,583  SH          SOLE      NONE       743,583
THERMO FISHER SCIENTIFIC INC  COM NEW          883556102   131,631    2,545,069  SH          SOLE      NONE     2,545,069
TUESDAY MORNING CORP          COM NEW          899035505    11,791      953,933  SH          SOLE      NONE       953,933
VEECO INSTRS INC DEL          COM              922417100    13,570      654,276  SH          SOLE      NONE       654,276
VERISIGN INC                  COM              92343E102    38,393    1,210,000  SH          SOLE      NONE     1,210,000
VULCAN MATLS CO               COM              929160109    53,683      468,683  SH          SOLE      NONE       468,683
WILLIAMS COS INC DEL          COM              969457100    67,423    2,132,299  SH          SOLE      NONE     2,132,299
OFFICE DEPOT INC              COM              676220106     25161      830,400       CALL   SOLE      NONE       830,400
TEXTRON INC                   COM              883203101     13808      125,400       CALL   SOLE      NONE       125,400
TEXTRON INC                   COM              883203101     26492      240,600       CALL   SOLE      NONE       240,600
TEXTRON INC                   COM              883203101     35312      320,700       CALL   SOLE      NONE       320,700
FEDEX CORP                    COM              31428X106     33291      300,000       PUT    SOLE      NONE       300,000
ISHARES TR                    COM              464287655    134138      1616900       PUT    SOLE      NONE     1,616,900
ISHARES TR                    COM              464287655     71263       859000       PUT    SOLE      NONE       859,000
ISHARES TR                    COM              464287655    151576      1827100       PUT    SOLE      NONE     1,827,100
TEMPUR PEDIC INTL INC         COM              88023U101      9573      369,600       PUT    SOLE      NONE       369,600

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